Investment Strategy - INVESCO SUMMIT FUND	Aug. 27, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
The Fund invests primarily in equity securities of issuers of all market capitalizations that are considered by the Fund’s portfolio managers to have potential for earnings or revenue growth. The principal type of equity securities in which the Fund invests is common stock. The Fund currently focuses on larger capitalization issuers.
The Fund does not invest in companies whose primary business involves alcohol, tobacco or gambling. The Fund may invest up to 25% of its net assets in foreign securities, including up to 10% of its net assets in emerging markets countries, i.e., those that are generally in the early stages of their industrial cycles.
The Fund seeks to invest in companies with strong or improving fundamentals, attractive valuation relative to their growth prospects, and earnings expectations that appear fair to conservative. The Fund’s portfolio managers focus on securities of issuers exhibiting long-term, sustainable earnings and cash flow growth that they believe are not yet reflected in investor expectations or equity valuations. To narrow the investment universe, the Fund’s portfolio managers use a holistic approach that emphasizes fundamental research and, to a lesser extent, includes quantitative analysis.
The portfolio managers closely examine company fundamentals, including detailed modeling of a company’s financial statements and discussions with company management teams, suppliers, distributors, competitors and customers, and use a variety of valuation techniques based on the company in question, the industry in which the company operates, the stage of the business cycle, and other factors that reflect a company’s value.
The portfolio managers consider selling a security when a company is deemed to be overvalued, if fundamental business prospects deteriorate, the catalysts for growth are no longer present or reflected in the stock price, or a company otherwise no longer meets the criteria and factors discussed above.
The Fund is non-diversified, which means it can invest a greater percentage of its assets in a small group of issuers or any one issuer than a diversified fund can.